JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

January 13, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”),

on behalf of the funds (the “Funds”)

listed on Appendix A hereto

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses dated February 28, 2014 for JPMorgan International Opportunities Fund and JPMorgan Tax Aware Equity Fund; and Prospectuses dated July 1, 2014 for JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated December 22, 2014 for the Funds.

If you have any questions, please call the undersigned at (212) 623-2435.

Sincerely,

/s/ Pamela L. Woodley
Pamela L. Woodley
Assistant Secretary

Appendix A

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan International Opportunities Fund

JPMorgan New York Tax Free Bond Fund

JPMorgan Tax Aware Equity Fund